Organization and Nature of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Oct. 31, 2024	Dec. 31, 2023
Organization and Nature of Operations [Line Items]
Net loss	$ (2,236,433)	$ (3,016,884)
Net cash used in operating activities	(644,842)	(660,302)
Accumulated deficit	(9,495,799)	(7,259,366)
Stockholders’ deficit	(4,388,206)	$ (2,378,145)		$ (1,461,565)
Working capital deficit	4,397,372
Cash on hand	$ 1,252
Precision Genomics, Inc. [Member]
Organization and Nature of Operations [Line Items]
Subsidiary, Ownership Percentage, Parent			100.00%
Exousia Ai, Inc.[Member]
Organization and Nature of Operations [Line Items]
Subsidiary, Ownership Percentage, Parent	100.00%	100.00%